Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands) (h) (4)	Non-GAAP Operating Income (in thousands) (i) (5)
					Total Stockholder Return ($) (3) (f)	Peer Group Total Stockholder Return ($) (3) (g)
FY2026	$247,579,143	$330,345,041	$17,211,915	$39,932,808	$204.54	$256.43	$(161,165)	$1,046,467
FY2025	$35,195,300	$148,504,806	$13,413,976	$37,572,240	$184.46	$204.12	$(12,566)	$879,888
FY2024	$46,983,855	$343,689,775	$23,109,417	$75,245,254	$135.54	$159.97	$73,439	$679,568
FY2023	$36,532,681	$(111,653,036)	$17,814,353	$(2,496,643)	$49.07	$106.58	$(182,285)	$355,622
FY2022	$147,695,746	$34,920,193	$14,958,880	$1,012,573	$83.71	$126.43	$(232,378)	$196,175

(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2026, fiscal 2025 and fiscal 2024 non-PEO NEOs were Michael Sentonas, Burt Podbere and Shawn Henry;

b.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry; and

c.
Our fiscal 2022 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2026 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2026, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2026	Non-PEOs FY2026
Summary Compensation Table Total	$247,579,143	$17,211,915
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(242,124,351)	$(15,887,948)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$257,524,623	$25,963,884
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$29,887,412	$5,010,816
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$6,361,786	$1,908,390
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$31,116,427	$5,725,751
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$330,345,041	$39,932,808
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)
The columns “Total Stockholder Return ($)” and “Peer Group Total Stockholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

(4)
Reflects “Net Income (loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended January 31, 2026, 2025, 2024, 2023 and 2022.

(5)
Non-GAAP operating income is defined as GAAP income (loss) from operations excluding stock-based compensation expense and related employer payroll taxes, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses (credits), net, mark-to-market adjustments on deferred compensation liabilities, legal reserve and settlement charges or benefits, costs (recoveries) associated with the July 19 Incident and related matters, net, and strategic plan related charges (benefits), net.

Company Selected Measure Name	Non-GAAPOperatingIncome
Named Executive Officers, Footnote
(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2026, fiscal 2025 and fiscal 2024 non-PEO NEOs were Michael Sentonas, Burt Podbere and Shawn Henry;
b.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry; and

c.
Our fiscal 2022 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

Peer Group Issuers, Footnote
(3)
The columns “Total Stockholder Return ($)” and “Peer Group Total Stockholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 247,579,143	$ 35,195,300	$ 46,983,855	$ 36,532,681	$ 147,695,746
PEO Actually Paid Compensation Amount	$ 330,345,041	148,504,806	343,689,775	(111,653,036)	34,920,193
Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2026 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2026, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2026	Non-PEOs FY2026
Summary Compensation Table Total	$247,579,143	$17,211,915
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(242,124,351)	$(15,887,948)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$257,524,623	$25,963,884
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$29,887,412	$5,010,816
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$6,361,786	$1,908,390
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$31,116,427	$5,725,751
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$330,345,041	$39,932,808
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 17,211,915	13,413,976	23,109,417	17,814,353	14,958,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 39,932,808	37,572,240	75,245,254	(2,496,643)	1,012,573
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2026 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2026, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2026	Non-PEOs FY2026
Summary Compensation Table Total	$247,579,143	$17,211,915
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(242,124,351)	$(15,887,948)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$257,524,623	$25,963,884
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$29,887,412	$5,010,816
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$6,361,786	$1,908,390
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$31,116,427	$5,725,751
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$330,345,041	$39,932,808
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance, as specifically listed below.
Performance Measure
Non-GAAP Operating Income
Net New Annual Recurring Revenue (ARR)
Net Retention Rate
Revenue Growth Percent
Non-GAAP EPS

Total Shareholder Return Amount	$ 204.54	184.46	135.54	49.07	83.71
Peer Group Total Shareholder Return Amount	256.43	204.12	159.97	106.58	126.43
Net Income (Loss)	$ (161,165,000)	$ (12,566,000)	$ 73,439,000	$ (182,285,000)	$ (232,378,000)
Company Selected Measure Amount	1,046,467,000	879,888,000	679,568,000	355,622,000	196,175,000
PEO Name	George Kurtz
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(5)
Non-GAAP operating income is defined as GAAP income (loss) from operations excluding stock-based compensation expense and related employer payroll taxes, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses (credits), net, mark-to-market adjustments on deferred compensation liabilities, legal reserve and settlement charges or benefits, costs (recoveries) associated with the July 19 Incident and related matters, net, and strategic plan related charges (benefits), net.

Measure:: 2
Pay vs Performance Disclosure
Name	Net New Annual Recurring Revenue (ARR)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Retention Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth Percent
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP EPS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,124,351)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,524,623
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,887,412
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,361,786
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,116,427
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,887,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,963,884
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,010,816
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,908,390
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,725,751
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount